Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value through Profit or Loss

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$3	$1
Non-derivatives
Listed stocks - domestic	1	—

	$4	$1

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$758	$704
Non-listed stocks - foreign	103	89
Limited partnership - domestic	135	219
Film and drama investing agreements	24	24

	$1,020	$1,036

Disclosure of Detailed Information Outstanding Derivative Contracts Not Designated for Hedge Explanatory

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2022
Forward exchange contracts - buy	NT$/EUR	March 2023	NT$62/EUR2

December 31, 2023
Forward exchange contracts - buy	NT$/EUR	March 2024	NT$145/EUR4